Investments (Tables)	6 Months Ended
Sep. 30, 2025
Disclosure of Investments [Abstract]
Schedule of investments [Table Text Block]
	September 30, 2025	March 31, 2025

Marketable securities	$21,815	$21,016
Equity securities of private companies (Note 24)	1,184	429
Funds	2,659	2,691
	$25,658	$24,136